Loan Servicing Assets (Tables)	12 Months Ended
Dec. 31, 2010
Loan Servicing Assets [Abstract]
Schedule Of Changes In Servicing Assets [Table Text Block]
December 31, 2010
			Residential	Residential
			mortgage -	mortgage -			Loans
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for
	and industrial	mortgage	position	position	indirect	other	sale	Unallocated	Total
Beginning Balance	$6,134	1,402	977	425	3,330	1,169	-	795	14,232
Charge-offs	(2,957)	(678)	(263)	(23)	(1,521)	(556)	-	-	(5,998)
Recoveries	243	47	43	7	714	197	-	-	1,251
Provision	2,944	600	547	154	1,673	345	-	(113)	6,150
Ending Balance	$6,364	1,371	1,304	563	4,196	1,155	-	682	15,635
of which:
Amount for loans individually
evaluated for impairment	$449	51	124	50	-	-	-	-	674
Amount for loans collectively
evaluated for impairment	$5,915	1,320	1,180	513	4,196	1,155	-	682	14,961
Balance of loans individually
evaluated for impairment	$4,482	11,031	2,905	718	-	200	-	-	19,336
Balance of loans collectively
evaluated for impairment	$208,225	423,756	230,048	95,698	181,481	26,237	14,113	5,962	1,185,520